Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,106,794	$ 1,236,210
Shareholders' equity	1,225,555	1,406,640
Total capitalization	$ 2,332,349	$ 2,642,850
Long-term debt to long-term debt plus equity ratio	0.47%	0.47%